Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

6. LEASES

The Company’s noncancelable operating leases consist of leases for office space and land. The Company is the lessee under the terms of the operating leases. For the fiscal year ended September 30, 2025 and 2024, the operating lease cost was $1.05 million and $1.31 million, respectively.

The Company’s operating leases have remaining lease terms that range from approximately 1 year to 14 years. As of September 30, 2025 and 2024, the weighted average remaining lease term and weighted average discount rate were 11.35 years and 13.11 years, 4.88% and 4.88%, respectively.

Maturities of lease liabilities were as follows:

Year ending September 30, 2025	Operating Lease
2026	$912,378
2027	927,543
2028	950,619
2029	977,116
2030	1,003,958
From 2031 to June 30, 2038	4,008,134
Total	$8,779,748
Less: amounts representing interest	$1,803,538
Present value of future minimum lease payments	6,976,210
Less: Current obligations	583,533
Long term obligations	$6,392,677

Year ending September 30, 2024	Operating Lease
2025	$1,288,595
2026	1,176,644
2027	1,192,051
2028	1,215,495
2029	1,242,413
From 2030 to June 30, 2038	6,138,428
Total	$12,253,626
Less: amounts representing interest	$2,648,190
Present value of future minimum lease payments	9,605,436
Less: Current obligations	836,591
Long term obligations	$8,768,845